Accounts receivable, net (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Accounts receivable, net
Trade accounts receivable	$ 12,375,425	$ 8,727,364
Less: allowance for doubtful accounts	0	0
Accounts receivable, net	$ 12,375,425	$ 8,727,364